Deposits (Deposit Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Transaction:
Negotiable orders of withdrawal	$ 105,795	$ 91,829	$ 76,251
Non-interest bearing checking	160,225	156,493	111,413
Total transaction		248,322	187,664
Savings:
Money market		430,087	294,003
Savings-passbook and statement		334,994	338,140
Total savings	794,742	765,081	632,143
Certificates of deposit:
Under $100,000		262,435	272,266
$100,000 or more		217,688	280,769
Total	482,419	480,123	553,035
Deposits, Total	$ 1,543,181	$ 1,493,526	$ 1,372,842
Negotiable orders of withdrawal		0.60%	1.03%
Non-interest bearing checking
Total transaction		0.22%	0.42%
Money market		0.77%	0.97%
Savings-passbook and statement		0.28%	0.33%
Total savings		0.56%	0.63%
Under $100,000		1.08%	1.34%
$100,000 or more		1.36%	1.25%
Total certificates of deposit		1.21%	1.29%
Total deposits		0.71%	0.87%